DESCRIPTION OF THE PLAN (Details) - EBP 002			1 Months Ended	12 Months Ended
	Jan. 01, 2026	Jan. 01, 2025 USD ($)	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) break	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage				37.00%
Pretax, minimum annual compensation to total compensation, percentage				1.00%
Pretax, maximum annual compensation to total compensation, percentage				35.00%
Automatic deferral rate, annual increase				1.00%
Matching percentage				125.00%
Participant compensation matched, percentage				6.00%
Participant compensation matched, minimum service period				1 year
Investment contribution, minimum increment, percent				1.00%
Vesting period				2 years
Nonvested account, break in service forfeiture period				5 years
Number of consecutive one-year breaks before re-employment for restoration of employer contributions, maximum | break				5
Consecutive break period for restoration of employer contributions				1 year
Forfeited nonvested account, decrease from employer contribution				$ 8,431,751	$ 6,282,100
Forfeited nonvested account				303,731	122,685
Vested account balance for terminated employee, minimum amount for leaving in plan		$ 7,000		1,000
Vested account balance for terminated employee, maximum amount for lump sum distribution				1,000
Maximum borrowing, amount				$ 50,000
Maximum borrowing, to total account, percentage				50.00%
Minimum borrowing, amount				$ 1,000
Primary residence, borrowing term				10 years
Note receivable from participant, allowance for credit loss				$ 0	0
Transfers from plan				$ 0	$ (17,630,999)
Subsequent Event
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	77.00%
Pretax, maximum annual compensation to total compensation, percentage	70.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Participant compensation matched, minimum service period	1 year
Transfers from plan			$ 552,000,000
EBP, After Tax Account Contribution
EBP, Description of Plan [Line Items]
After tax, minimum annual compensation to total compensation, percentage				1.00%
After tax, maximum annual compensation to total compensation, percentage				2.00%
EBP, After Tax Account Contribution | Subsequent Event
EBP, Description of Plan [Line Items]
After tax, maximum annual compensation to total compensation, percentage	7.00%
EBP, Roth Account Contribution
EBP, Description of Plan [Line Items]
After tax, minimum annual compensation to total compensation, percentage				1.00%
After tax, maximum annual compensation to total compensation, percentage				35.00%
EBP, Roth Account Contribution | Subsequent Event
EBP, Description of Plan [Line Items]
After tax, maximum annual compensation to total compensation, percentage	70.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate				3.00%
Vested account balance for terminated employee, amount for direct rollover		1,000
General loan, borrowing term				1 year
Participant loan, interest rate				3.00%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate				15.00%
Vested account balance for terminated employee, amount for direct rollover		$ 7,000
General loan, borrowing term				4 years
Participant loan, interest rate				9.50%	9.50%